Investment Risks	Sep. 28, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Amazon Investing Risk:
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Amazon Risk [Member]
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●	Amazon Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfillment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Business Risks [Member]
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●	Business Risks. To remain competitive and stimulate customer demand, Amazon must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Amazon’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Legal and Regulatory Compliance Risks [Member]
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●	Legal and Regulatory Compliance Risks. Amazon’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Financial Risks [Member]
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●	Financial Risks. Amazon expects its quarterly net sales and results of operations to fluctuate. Amazon’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Amazon Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Amazon Fund. The YP Amazon Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Amazon Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Amazon Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Amazon Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Amazon Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Amazon Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Amazon Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Amazon Fund’s performance. To the extent that the YP Amazon Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The YP Amazon Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Amazon Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Amazon Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Amazon Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Amazon Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Amazon Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Amazon Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Amazon Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Credit Risk [Member]
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Credit Risk: the risk that the YP Amazon Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Amazon Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Amazon Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Amazon Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the YP Amazon Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Amazon Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the YP Amazon Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Amazon Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Amazon Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Investing in Other Investment Companies Risk [Member]
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Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Amazon Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Amazon Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Amazon Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Amazon Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Amazon Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the YP Amazon Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Liquidity Risk [Member]
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Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Amazon Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Amazon Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Amazon Fund will be achieved.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Market Risk [Member]
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Market Risk: the risk that the value of securities owned by the YP Amazon Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Amazon Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Amazon Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Amazon Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Amazon Fund may lose money and there may be a delay in recovering the loaned securities. The YP Amazon Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Amazon Fund.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Small Fund Risk [Member]
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Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Sovereign Debt Risk [Member]
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Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Tax Risk [Member]
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Tax Risk: The YP Amazon Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Amazon Fund realizes from its investments. As a result, a larger portion of the YP Amazon Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Amazon Fund. The use of derivatives, such as call options, may cause the YP Amazon Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Amazon Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Lose Money [Member]
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Risk [Text Block]	The YP Amazon Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Amazon (AMZN) ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk: The YP Amazon Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Apple Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Apple Fund. The YP Apple Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Apple Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Apple Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Apple Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Apple Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Apple Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Apple Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Apple Fund’s performance. To the extent that the YP Apple Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Apple (AAPL) ETF | FLEX Options Risk [Member]
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FLEX Options Risk: The YP Apple Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Apple Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Apple Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Apple Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Apple Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Apple Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Apple Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Apple Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Credit Risk [Member]
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Credit Risk: the risk that the YP Apple Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Apple Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Emerging Markets Risk [Member]
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Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
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Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Apple Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Apple (AAPL) ETF | Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Authorized Participant Risk [Member]
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●	Authorized Participant Risk. In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Apple Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the YP Apple Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Apple Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk. An active trading market for the YP Apple Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Apple Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Apple Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Apple (AAPL) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Apple Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Apple Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Apple Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Apple Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Apple Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Apple Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Apple Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Apple Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Apple Fund will be achieved.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Apple Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Apple Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Apple (AAPL) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Apple Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Apple Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Apple Fund may lose money and there may be a delay in recovering the loaned securities. The YP Apple Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Apple Fund.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Apple Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Apple Fund realizes from its investments. As a result, a larger portion of the YP Apple Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Apple Fund. The use of derivatives, such as call options, may cause the YP Apple Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Apple Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Apple Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Risk: Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Apple Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Apple (AAPL) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Apple Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Google Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Google Fund. The YP Google Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Google Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Google Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Google Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Google Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Google Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Google Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Google Fund’s performance. To the extent that the YP Google Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Google (GOOGL) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Google Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Google Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Google Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Google Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Google Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Google Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Google Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Google Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Google Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Google Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Google Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Google (GOOGL) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Google Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Google Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Google Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Google Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Google Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Google Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Google (GOOGL) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Google Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Google Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the YP Google Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Google Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Google Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Google Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Google Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Google Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Google Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Google Fund will be achieved.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Google Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Google Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Google (GOOGL) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Google Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Google Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Google Fund may lose money and there may be a delay in recovering the loaned securities. The YP Google Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Google Fund.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Google Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Google Fund realizes from its investments. As a result, a larger portion of the YP Google Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Google Fund. The use of derivatives, such as call options, may cause the YP Google Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Google Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Google Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Google Risk: Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

Google’s revenue growth rate could decline over time. Its intellectual property rights are valuable, and any inability to protect them could reduce the value of its products, services, and brands as well as affect its ability to compete. Google’s business depends on strong brands, and failing to maintain and enhance its brands would hurt its ability to expand its base of users, advertisers, customers, content providers, and other partners.

Google faces a number of manufacturing and supply chain risks that could harm its financial condition, operating results, and prospects. Interruption to, interference with, or failure of its complex information technology and communications systems could hurt its ability to effectively provide its products and services, which could harm its reputation, financial condition, and operating results. In addition, problems with the design or implementation of its new global enterprise resource planning system could harm its business and operations. Google’s international operations expose it to additional risks that could harm its business, its financial condition, and operating results.

People access the Internet through a variety of platforms and devices that continue to evolve with the advancement of technology and user preferences. If manufacturers and users do not widely adopt versions of Google’s products and services developed for these interfaces, its business could be harmed.

Data privacy and security concerns relating to Google’s technology and its practices could damage its reputation, cause it to incur significant liability, and deter current and potential users or customers from using its products and services. Software bugs or defects, security breaches, and attacks on Google’s systems could result in the improper disclosure and use of user data and interference with its users’ and customers’ ability to use its products and services, harming its business operations and reputation.

Google’s ongoing investments in safety, security, and content review will likely continue to identify abuse of its platforms and misuse of user data. Problematic content on its platforms, including low-quality user-generated content, web spam, content farms, and other violations of its guidelines could affect the quality of its services, which could damage its reputation and deter its current and potential users from using its products and services.

Google’s business depends on continued and unimpeded access to the Internet by it and its users. Internet access providers may be able to restrict, block, degrade, or charge for access to certain of its products and services, which could lead to additional expenses and the loss of users and advertisers.

Google faces increased regulatory scrutiny as well as changes in regulatory conditions, laws, and policies governing a wide range of topics that may negatively affect its business. A variety of new and existing laws and/or interpretations could harm its business. It is subject to claims, suits, government investigations, other proceedings, and consent decrees that may harm its business, financial condition, and operating results. It may be subject to legal liability associated with providing online services or content. Privacy and data protection regulations are complex and rapidly evolving areas. Any failure or alleged failure to comply with these laws could harm its business, reputation, financial condition, and operating results. Google faces, and may continue to face, intellectual property and other claims that could be costly to defend, result in significant damage awards or other costs (including indemnification awards), and limit its ability to use certain technologies in the future.

Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Google Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Google (GOOGL) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Google Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Business Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Business Risks - To remain competitive and stimulate customer demand, Microsoft must successfully manage frequent introductions and transitions of products and services. The company depends on component and product manufacturing and logistical services provided by outsourcing partners, many of which are located outside of the U.S.

Future operating results depend upon the company’s ability to obtain components in sufficient quantities on commercially reasonable terms. Microsoft’s products and services may be affected from time to time by design and manufacturing defects that could materially adversely affect the company’s business and result in harm to the company’s reputation. The company is exposed to the risk of write-downs on the value of its inventory and other assets, in addition to purchase commitment cancellation risk. The company relies on access to third-party intellectual property, which may not be available to the company on commercially reasonable terms or at all. The company’s future performance depends in part on support from third-party software developers. Failure to obtain or create digital content that appeals to the company’s customers, or to make such content available on commercially reasonable terms, could have a material adverse impact on the company’s business, results of operations and financial condition. The company’s success depends largely on the continued service and availability of highly skilled employees, including key personnel. The company depends on the performance of carriers, wholesalers, retailers and other resellers. The company’s business and reputation are impacted by information technology system failures and network disruptions. Losses or unauthorized access to or releases of confidential information, including personal information, could subject the company to significant reputational, financial, legal and operational consequences. Investment in new business strategies and acquisitions could disrupt the company’s ongoing business, present risks not originally contemplated and adversely affect the company’s business, reputation, results of operations and financial condition. The company’s retail stores have required and will continue to require a substantial investment and commitment of resources and are subject to numerous risks and uncertainties.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Legal and Regulatory Compliance Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Legal and Regulatory Compliance Risks - Microsoft’s business, results of operations and financial condition could be adversely impacted by unfavorable results of legal proceedings or government investigations. The company is subject to complex and changing laws and regulations worldwide, which exposes the company to potential liabilities, increased costs and other adverse effects on the company’s business. The technology industry, including, in some instances, the company, is subject to intense media, political and regulatory scrutiny, which exposes the company to increasing regulation, government investigations, legal actions and penalties. The company’s business is subject to a variety of U.S. and international laws, rules, policies and other obligations regarding data protection.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Financial Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Risks - Microsoft expects its quarterly net sales and results of operations to fluctuate. The company’s financial performance is subject to risks associated with changes in the value of the U.S. dollar relative to local currencies. The company is exposed to credit risk and fluctuations in the values of its investment portfolio. The company is exposed to credit risk on its trade accounts receivable, vendor non-trade receivables and prepayments related to long-term supply agreements, and this risk is heightened during periods when economic conditions worsen. The company is subject to changes in tax rates, the adoption of new U.S. or international tax legislation and exposure to additional tax liabilities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Microsoft Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Microsoft Fund. The YP Microsoft Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Microsoft Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Microsoft Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Microsoft Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Microsoft Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Microsoft Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Microsoft Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Microsoft Fund’s performance. To the extent that the YP Microsoft Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Microsoft Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Microsoft Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Microsoft Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Microsoft Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Microsoft Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Microsoft Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Microsoft Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Microsoft Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Microsoft Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Microsoft Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Microsoft Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Microsoft Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Microsoft Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Microsoft Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Microsoft Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Microsoft Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Microsoft Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Microsoft Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Microsoft Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Microsoft Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Microsoft Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Microsoft Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Microsoft Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Microsoft Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Microsoft Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Microsoft Fund will be achieved.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Microsoft Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Microsoft Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Microsoft Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Microsoft Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Microsoft Fund may lose money and there may be a delay in recovering the loaned securities. The YP Microsoft Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Microsoft Fund.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Microsoft Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Microsoft Fund realizes from its investments. As a result, a larger portion of the YP Microsoft Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Microsoft Fund. The use of derivatives, such as call options, may cause the YP Microsoft Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Microsoft Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Microsoft Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Microsoft Risk: Microsoft’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions.

Global markets for Microsoft’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Microsoft Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Microsoft Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Netflix Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Netflix Fund. The YP Netflix Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Netflix Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Netflix Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Netflix Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Netflix Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Netflix Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Netflix Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Netflix Fund’s performance. To the extent that the YP Netflix Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Netflix Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Netflix Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Netflix Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Netflix Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Netflix Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Netflix Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Netflix Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Netflix Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Netflix Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Netflix Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Netflix Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Netflix Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Netflix Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Netflix Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Netflix Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Netflix Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Netflix Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Netflix Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Netflix Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Netflix Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Netflix Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Netflix Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Netflix Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Netflix Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Netflix Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Netflix Fund will be achieved.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Netflix Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Netflix Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Netflix Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Netflix Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Netflix Fund may lose money and there may be a delay in recovering the loaned securities. The YP Netflix Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Netflix Fund.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Netflix Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Netflix Fund realizes from its investments. As a result, a larger portion of the YP Netflix Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Netflix Fund. The use of derivatives, such as call options, may cause the YP Netflix Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Netflix Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Netflix Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Netflix Risk: Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Netflix Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Netflix (NFLX) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Netflix Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the YP Tesla Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the YP Tesla Fund. The YP Tesla Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the YP Tesla Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange-traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The YP Tesla Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the YP Tesla Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the YP Tesla Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The YP Tesla Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the Underlying Security. If the YP Tesla Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the Underlying Security. Ownership of options involves the payment of premiums, which may adversely affect the YP Tesla Fund’s performance. To the extent that the YP Tesla Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The YP Tesla Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The YP Tesla Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the YP Tesla Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the YP Tesla Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the YP Tesla Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn, the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the YP Tesla Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying Security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the YP Tesla Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying Security’s share price, changes in interest rates and the remaining time until the FLEX Options expire.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the YP Tesla Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the YP Tesla Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the YP Tesla Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The YP Tesla Fund is structured as an exchange-traded fund and as a result is subject to special risks, including:
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of the YP Tesla Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the YP Tesla Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the YP Tesla Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the YP Tesla Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the YP Tesla Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the YP Tesla Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Investing in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in Other Investment Companies Risk: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the YP Tesla Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the YP Tesla Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the YP Tesla Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the YP Tesla Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the YP Tesla Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the YP Tesla Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the YP Tesla Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the YP Tesla Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the YP Tesla Fund will be achieved.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the YP Tesla Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The YP Tesla Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s other guidelines), which generally carry higher levels of the foregoing risks.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When a Fund makes a distribution, the YP Tesla Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the YP Tesla Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the YP Tesla Fund may lose money and there may be a delay in recovering the loaned securities. The YP Tesla Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the YP Tesla Fund.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The YP Tesla Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the YP Tesla Fund realizes from its investments. As a result, a larger portion of the YP Tesla Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the YP Tesla Fund. The use of derivatives, such as call options, may cause the YP Tesla Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the YP Tesla Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Tesla Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla Risk: Tesla faces risks related to its operations including, among others, impacts from electric vehicle and lithium-ion battery cell production or factory construction delays; issues with manufacturing lithium-ion cells or other components for its electric vehicles; uncontrollable manufacturing costs or supply delays or labor shortages; the ability to expand its international operations; its delivery and installation capabilities and servicing and vehicle charging networks; its ability to accurately project and effectively manage growth; consumer demand for electric vehicles; strong competition for products and services; product liability claims; and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla, Inc. is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla, Inc. is a highly dynamic company, and its operations, including its products and services, may change.

Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The YP Tesla Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Yield Premium Strategy Tesla (TSLA) ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The YP Tesla Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Gold Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Gold Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Gold Fund. The Gold Fund’s use of derivatives or other similar investments may result in losses to the Gold Fund, a reduction in the Gold Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Gold Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Gold Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Gold Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Gold Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Gold Fund’s ability to invest in derivatives, limit the Gold Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Gold Fund’s performance.

Kurv Gold Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Gold Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Gold Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Gold Fund’s performance. To the extent that the Gold Fund invests in over-the-counter options, the Gold Fund may be exposed to counterparty risk.

Kurv Gold Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Gold Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Gold Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Gold Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Gold Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Gold Fund at prices that reflect the market price of the Shares, the Gold Fund’s NAV and, in turn the share price of the Gold Fund, could be negatively impacted. The FLEX Options utilized by the Gold Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the gold bullion-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as gold bullion-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Gold Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the gold bullion-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Gold Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Gold Fund has invested in, the Gold Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Gold Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Gold Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Gold Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Gold Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Gold Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Gold Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Gold Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Gold Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Gold Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Gold Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Gold Fund’s NAV.

Kurv Gold Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Gold Fund’s shares may become less liquid in response to the deteriorating liquidity of the Gold Fund’s portfolio. This adverse effect on the liquidity of the Gold Fund’s shares may, in turn, lead to differences between the market value of the Gold Fund’s shares and the Gold Fund’s NAV.

Kurv Gold Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Gold Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Gold Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Gold Fund’s shares.

Kurv Gold Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Gold Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Gold Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Gold Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Gold Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Gold Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Gold Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Gold Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Gold Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Gold Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Gold Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Gold Fund will be achieved.

Kurv Gold Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Gold Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Gold Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Gold Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Gold Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Gold Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Gold Fund may lose money and there may be a delay in recovering the loaned securities. The Gold Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax Consequences.

Kurv Gold Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Gold Fund.

Kurv Gold Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Gold Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Gold Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Gold Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Gold Fund realizes from its investments. As a result, a larger portion of the Gold Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Gold Fund. The use of derivatives, such as call options, may cause the Gold Fund to realize higher amounts of short-term capital gains or otherwise affect the Gold Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Gold Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Gold Fund must meet certain requirements concerning the source of its income. The Gold Fund’s investment in the Subsidiary is intended to provide exposure to gold in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Gold Fund may cease to qualify as a RIC because the Gold Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Gold Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Gold Enhanced Income ETF | Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Gold Risk: The price of gold may be volatile, and gold bullion-related Exchange Traded Products (“ETPs”), including gold bullion-related exchange traded funds, and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical gold bullion has sales commission, storage, insurance and auditing expenses.

Kurv Gold Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Gold Fund invests in gold bullion-related ETPs. Through its positions in gold bullion-related ETPs, the Gold Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a gold bullion-related ETP could decrease. Many of the gold bullion-related ETPs in which the Gold Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the gold bullion-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the gold bullion-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Gold Fund invests in a gold bullion-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the gold bullion-related ETP’s expenses (including operating costs and management fees).

Kurv Gold Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Gold Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Gold Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Gold Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Gold Fund’s investment will decline, adversely affecting the Gold Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Gold Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Gold Fund’s holdings in those shares at the most optimal time, adversely affecting the Gold Fund’s performance.

Kurv Gold Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Gold Fund and the Subsidiary, respectively, are organized, could result in the inability of the Gold Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Gold Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in gold and gold bullion-related ETFs indirectly through the Subsidiary, the Gold Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Gold Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Gold Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Gold Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Gold Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Gold Fund.
Kurv Gold Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Gold Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Silver Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Silver Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Silver Fund. The Silver Fund’s use of derivatives or other similar investments may result in losses to the Silver Fund, a reduction in the Silver Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Silver Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Silver Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Silver Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Silver Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Silver Fund’s ability to invest in derivatives, limit the Silver Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Silver Fund’s performance.

Kurv Silver Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Silver Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Silver Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Silver Fund’s performance. To the extent that the Silver Fund invests in over-the-counter options, the Silver Fund may be exposed to counterparty risk.

Kurv Silver Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Silver Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Silver Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Silver Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Silver Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Silver Fund at prices that reflect the market price of the Shares, the Silver Fund’s NAV and, in turn the share price of the Silver Fund, could be negatively impacted. The FLEX Options utilized by the Silver Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the physical silver-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as physical silver-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Silver Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the physical silver-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Silver Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Silver Fund has invested in, the Silver Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Silver Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Silver Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Silver Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Silver Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Silver Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Silver Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Silver Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Silver Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Silver Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Silver Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Silver Fund’s NAV.

Kurv Silver Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Silver Fund’s shares may become less liquid in response to the deteriorating liquidity of the Silver Fund’s portfolio. This adverse effect on the liquidity of the Silver Fund’s shares may, in turn, lead to differences between the market value of the Silver Fund’s shares and the Silver Fund’s NAV.

Kurv Silver Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Silver Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Silver Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Silver Fund’s shares.

Kurv Silver Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Silver Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Silver Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Silver Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Silver Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Silver Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Silver Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Silver Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Silver Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Silver Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Silver Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Silver Fund will be achieved.

Kurv Silver Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Silver Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Silver Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Silver Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Silver Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Silver Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Silver Fund may lose money and there may be a delay in recovering the loaned securities. The Silver Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Silver Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Silver Fund.

Kurv Silver Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Silver Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Silver Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Silver Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Silver Fund realizes from its investments. As a result, a larger portion of the Silver Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Silver Fund. The use of derivatives, such as call options, may cause the Silver Fund to realize higher amounts of short-term capital gains or otherwise affect the Silver Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Silver Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Silver Fund must meet certain requirements concerning the source of its income. The Silver Fund’s investment in the Subsidiary is intended to provide exposure to silver in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Silver Fund may cease to qualify as a RIC because the Silver Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Silver Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Silver Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Silver Fund invests in physical silver-related ETPs. Through its positions in physical silver-related ETPs, the Silver Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a physical silver-related ETP could decrease. Many of the physical silver-related ETPs in which the Silver Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the physical silver-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the physical silver-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Silver Fund invests in a physical silver-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the physical silver-related ETP’s expenses (including operating costs and management fees).

Kurv Silver Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Silver Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Silver Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Silver Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Silver Fund’s investment will decline, adversely affecting the Silver Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Silver Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Silver Fund’s holdings in those shares at the most optimal time, adversely affecting the Silver Fund’s performance.

Kurv Silver Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Silver Fund and the Subsidiary, respectively, are organized, could result in the inability of the Silver Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Silver Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in silver and physical silver-related ETFs indirectly through the Subsidiary, the Silver Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Silver Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Silver Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Silver Enhanced Income ETF | Silver Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Silver Risk: The price of silver may be volatile, and physical silver-related Exchange Traded Products (“ETPs”), including physical silver-related exchange traded funds, and derivatives may be highly sensitive to the price of silver. The price of physical silver can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical silver has sales commission, storage, insurance and auditing expenses.

Kurv Silver Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Silver Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Silver Fund.
Kurv Silver Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Silver Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Platinum Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Platinum Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Platinum Fund. The Platinum Fund’s use of derivatives or other similar investments may result in losses to the Platinum Fund, a reduction in the Platinum Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Platinum Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Platinum Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Platinum Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Platinum Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Platinum Fund’s ability to invest in derivatives, limit the Platinum Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Platinum Fund’s performance.

Kurv Platinum Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Platinum Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Platinum Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Platinum Fund’s performance. To the extent that the Platinum Fund invests in over-the-counter options, the Platinum Fund may be exposed to counterparty risk.

Kurv Platinum Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Platinum Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Platinum Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Platinum Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Platinum Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Platinum Fund at prices that reflect the market price of the Shares, the Platinum Fund’s NAV and, in turn the share price of the Platinum Fund, could be negatively impacted. The FLEX Options utilized by the Platinum Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the physical platinum-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as physical platinum-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Platinum Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the physical platinum-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Platinum Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Platinum Fund has invested in, the Platinum Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Platinum Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Platinum Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Platinum Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Platinum Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Platinum Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Platinum Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Platinum Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Platinum Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Platinum Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Platinum Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Platinum Fund’s NAV.

Kurv Platinum Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Platinum Fund’s shares may become less liquid in response to the deteriorating liquidity of the Platinum Fund’s portfolio. This adverse effect on the liquidity of the Platinum Fund’s shares may, in turn, lead to differences between the market value of the Platinum Fund’s shares and the Platinum Fund’s NAV.

Kurv Platinum Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Platinum Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Platinum Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Platinum Fund’s shares.

Kurv Platinum Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Platinum Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Platinum Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Platinum Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Platinum Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Platinum Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Platinum Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Platinum Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Platinum Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Platinum Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Platinum Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Platinum Fund will be achieved.

Kurv Platinum Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Platinum Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Platinum Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Platinum Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Platinum Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Platinum Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Platinum Fund may lose money and there may be a delay in recovering the loaned securities. The Platinum Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Platinum Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Platinum Fund.

Kurv Platinum Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Platinum Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Platinum Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Platinum Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Platinum Fund realizes from its investments. As a result, a larger portion of the Platinum Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Platinum Fund. The use of derivatives, such as call options, may cause the Platinum Fund to realize higher amounts of short-term capital gains or otherwise affect the Platinum Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Platinum Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Platinum Fund must meet certain requirements concerning the source of its income. The Platinum Fund’s investment in the Subsidiary is intended to provide exposure to platinum in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Platinum Fund may cease to qualify as a RIC because the Platinum Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Platinum Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Platinum Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Platinum Fund invests in physical platinum-related ETPs. Through its positions in physical platinum-related ETPs, the Platinum Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a physical platinum-related ETP could decrease. Many of the physical platinum-related ETPs in which the Platinum Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the physical platinum-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the physical platinum-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Platinum Fund invests in a physical platinum-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the physical platinum-related ETP’s expenses (including operating costs and management fees).

Kurv Platinum Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Platinum Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Platinum Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Platinum Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Platinum Fund’s investment will decline, adversely affecting the Platinum Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Platinum Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Platinum Fund’s holdings in those shares at the most optimal time, adversely affecting the Platinum Fund’s performance.

Kurv Platinum Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Platinum Fund and the Subsidiary, respectively, are organized, could result in the inability of the Platinum Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Platinum Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in platinum and physical platinum-related ETFs indirectly through the Subsidiary, the Platinum Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Platinum Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Platinum Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Platinum Enhanced Income ETF | Platinum Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Platinum Risk: The price of platinum may be volatile, and physical platinum-related Exchange Traded Products (“ETPs”), including physical platinum-related exchange traded funds, and derivatives may be highly sensitive to the price of platinum. The price of physical platinum can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical platinum has sales commission, storage, insurance and auditing expenses.

Kurv Platinum Enhanced Income ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk:  the risk that a new fund’s performance may not represent how the Platinum Fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Kurv Platinum Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Platinum Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Platinum Fund.
Kurv Platinum Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Platinum Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Copper & Mining Enhanced Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Copper Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Copper Fund. The Copper Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Copper Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Copper Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Copper Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Copper Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Copper & Mining Enhanced Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Copper Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Copper Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Copper Fund’s performance. To the extent that the Copper Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Copper & Mining Enhanced Income ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Copper Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Copper Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Copper Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Copper Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Copper Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Copper Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the copper-related ETP. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as copper-related ETP’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Copper Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the copper-related ETP’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Copper & Mining Enhanced Income ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Copper Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Copper & Mining Enhanced Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Copper Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Copper & Mining Enhanced Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Copper Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Copper & Mining Enhanced Income ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Copper & Mining Enhanced Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Copper & Mining Enhanced Income ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Copper Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Copper & Mining Enhanced Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Copper & Mining Enhanced Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Copper Fund’s NAV.

Kurv Copper & Mining Enhanced Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Copper Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Copper Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Copper & Mining Enhanced Income ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Copper Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Copper Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Copper & Mining Enhanced Income ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Copper Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Copper & Mining Enhanced Income ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Copper & Mining Enhanced Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Copper & Mining Enhanced Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Copper Fund, such as reverse repurchase agreements, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Copper & Mining Enhanced Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Copper Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Kurv Copper & Mining Enhanced Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Copper Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Copper Fund will be achieved.

Kurv Copper & Mining Enhanced Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Copper Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Copper & Mining Enhanced Income ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Copper Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Copper & Mining Enhanced Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Copper Fund may lose money and there may be a delay in recovering the loaned securities. The Copper Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv Copper & Mining Enhanced Income ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Copper Fund.

Kurv Copper & Mining Enhanced Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small Fund Risk:  the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Kurv Copper & Mining Enhanced Income ETF | Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Kurv Copper & Mining Enhanced Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Copper Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Copper Fund realizes from its investments. As a result, a larger portion of the Copper Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Copper Fund. The use of derivatives, such as call options, may cause the Copper Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Copper Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders.

To qualify as a regulated investment company (“RIC”), the Copper Fund must meet certain requirements concerning the source of its income. The Copper Fund’s investment in the Subsidiary is intended to provide exposure to copper in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in certain instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Copper Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Copper Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.

Kurv Copper & Mining Enhanced Income ETF | Exchange Traded Product (ETP) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Product (ETP) Risk: The Copper Fund invests in copper-related ETPs. Through its positions in copper-related ETPs, the Copper Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by or linked to a copper-related ETP could decrease. Many of the copper-related ETPs in which the Copper Fund invests may not registered, nor required to be registered, as investment companies subject to the 1940 Act and, therefore, would not subject to the regulatory scheme of the 1940 Act. Additionally, many of the copper-related ETPs are not commodity pools for purposes of the Commodities Exchange Act (“CEA”) and the service providers are not subject to regulation by the Commodities Futures Exchange Commission as a Commodity Pool Operator (“CPO”) or Commodity Trading Adviser in connection with the shares of the copper-related ETPs and, therefore, shareholders do not have the protections provided to investors in CEA regulated instruments or CPOs. When the Copper Fund invests in a copper-related ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the copper-related ETP’s expenses (including operating costs and management fees).

Kurv Copper & Mining Enhanced Income ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Copper Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Copper Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Copper Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Copper Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Copper Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Copper Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Copper & Mining Enhanced Income ETF | Wholly-Owned Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Copper Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns. By investing in copper and copper-related ETFs indirectly through the Subsidiary, the Copper Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Copper Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Kurv Copper & Mining Enhanced Income ETF | Copper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Risk: The price of copper may be volatile, and copper-related Exchange Traded Products (“ETPs”), including copper-related exchange traded funds, and derivatives may be highly sensitive to the price of copper. Copper is an industrial metal. Consequently, in addition to factors affecting commodities generally copper related investments may be subject to a number of additional factors specific to industrial metals, and in particular copper, which might cause price volatility. These may include, among other things: changes in the level of industrial activity using industrial metals, and in particular copper, including the availability of substitutes such as manmade or synthetic substitutes; disruptions in the supply chain, from mining to storage to smelting or refining; adjustments to inventory; variations in production costs, including storage, labor and energy costs; costs associated with regulatory compliance, including environmental regulations; and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

Kurv Copper & Mining Enhanced Income ETF | Copper Mining Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Copper Mining Companies Risk: Companies in the copper mining industry may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, events related to energy conservation, the success of exploration projects, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations or policies, among other factors. Investments in copper mining companies may be speculative and may be subject to greater price volatility than investments in other types of companies.

Kurv Copper & Mining Enhanced Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Copper Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Copper & Mining Enhanced Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Copper Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv Technology Titans Select ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Kurv Technology Titans Select ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv Technology Titans Select ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk: The Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Kurv Technology Titans Select ETF | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Kurv Technology Titans Select ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Kurv Technology Titans Select ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv Technology Titans Select ETF | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Kurv Technology Titans Select ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv Technology Titans Select ETF | Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Kurv Technology Titans Select ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Kurv Technology Titans Select ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

Kurv Technology Titans Select ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading Issues: In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Kurv Technology Titans Select ETF | Absence of Active Trading Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Absence of Active Trading Market Risk: An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Kurv Technology Titans Select ETF | Foreign (Non-U.S.) Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv Technology Titans Select ETF | High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Kurv Technology Titans Select ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Kurv Technology Titans Select ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv Technology Titans Select ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund or an Underlying Kurv ETF, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund or an Underlying Kurv ETF is forced to sell an illiquid security at an unfavourable time or price, the Fund or Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund or Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund or Underlying Kurv ETFs.

Kurv Technology Titans Select ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Kurv Technology Titans Select ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Kurv Technology Titans Select ETF | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Kurv Technology Titans Select ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund or an Underlying Kurv ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode the Fund’s or an Underlying Kurv ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Kurv Technology Titans Select ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax Consequences.

Kurv Technology Titans Select ETF | Short Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Kurv Technology Titans Select ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. The use of derivatives, such as call options, may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders. To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income.

Kurv Technology Titans Select ETF | Risks of Investing in Other Investment Companies [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv Technology Titans Select ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The Fund and Underlying Kurv ETFs may invest directly in the equity securities of, or derivative instruments (e.g., options) relating to Technology Companies. Accordingly, the performance of the Fund or Underlying Kurv ETFs could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Kurv Technology Titans Select ETF | Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Kurv Technology Titans Select ETF | Underlying Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Security Risk. The Fund and Underlying Kurv ETFs invest in options contracts that are based on the value of an Underlying Security. This subjects the Fund and each Underlying Kurv ETF to certain of the same risks as if it owned shares of the Underlying Security, even though it does not. As a result, the Fund and each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

Kurv Technology Titans Select ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. The Fund and each Underlying Kurv ETF aim to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing the Fund’s and each Underlying Kurv ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as the Fund’s or an Underlying Kurv ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

Kurv Technology Titans Select ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

Kurv Technology Titans Select ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund and Underlying Kurv ETFs may actively and frequently trade all or a significant portion of the Fund’s or Underlying Kurv ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s or Underlying Kurv ETF’s expenses.

Kurv Technology Titans Select ETF | Precious Metal Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Precious Metal Risk. The price of precious metals, such as gold, silver and platinum, may be volatile, and precious metal-related exchange traded products, including physical metal-related ETFs, may be highly sensitive to the price of a precious metal. The price of precious metals can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical precious metals have sales commission, storage, insurance and auditing expenses.

Kurv Technology Titans Select ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Kurv Technology Titans Select ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv Technology Titans Select ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv Technology Titans Select ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.
Kurv High Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund and each Underlying ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund or Underlying ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The Fund and Underlying ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events.

Kurv High Income ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Kurv High Income ETF | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Currency Risk: Foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Kurv High Income ETF | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk: The value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Kurv High Income ETF | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraging Risk: The Fund may engage in certain transactions, such as options, that may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Kurv High Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with an underlying security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Kurv High Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Kurv High Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Kurv High Income ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions: When the Fund makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode the Fund’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Kurv High Income ETF | Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Kurv High Income ETF | Small Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small Fund Risk: A smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.
Kurv High Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The Fund aims to qualify as a Regulated Investment Company (RIC) under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject the Fund’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance. The Fund employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

Kurv High Income ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk: The Fund aims to provide at least monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly or more frequent distributions may consist of a return of capital, which is a return of some or all of the money you invested in the Fund and may not represent the Fund’s net profit. Such distributions may reduce the Fund’s NAV and trading price over time, thus potentially leading to significant losses for investors, especially as the Fund’s returns exclude any dividends paid by the underlying security, which may result in lesser income compared to a direct investment in the underlying security.

Kurv High Income ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk: The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Kurv High Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk: Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Kurv High Income ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk: The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Kurv High Income ETF | Risks of Investing in ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of Investing in ETFs: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the underlying ETFs fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Kurv High Income ETF | ETP Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETP Risks: In addition to ETFs, the Fund may invest in a variety of other ETPs, which include, but are not limited to, closed-end funds, partnerships, commodity pools, or trusts, all of which are traded on securities exchanges. ETPs, including ETFs and closed-end funds, are traded like stocks at market prices, which may deviate from their net asset value (NAV), resulting in prices that are either higher (a premium) or lower (a discount) than their NAV. ETPs typically aim to track the performance of certain market segments or indices, although some may be actively managed. These products incur operational expenses, such as advisory and management fees, which are shared among their investors. When the Fund invests in these products, it not only bears its own operational expenses but also incurs a proportional share of the expenses of the ETP. Since ETPs are traded on the market, their prices can differ from their NAV. This may result in trading prices that reflect a premium or discount relative to the NAV. The risks associated with these investments typically reflect those of the underlying assets they track. However, potential liquidity issues in these products might lead to greater volatility compared to the underlying securities. Moreover, due to their associated expenses, investing in ETPs can be more costly than direct investment in their underlying assets.

Kurv High Income ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks
Kurv High Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Kurv High Income ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Costs of Buying or Selling Shares: Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Kurv High Income ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Shares May Trade at Prices Other Than NAV: As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Kurv High Income ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Trading. Although Shares are listed on a national securities exchange, such as The Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock or ETF, such as the underlying security being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Kurv High Income ETF | Call Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Writing Strategy Risk: The continuous application of the Fund’s call writing strategy impacts its ability to participate in the positive price returns of an underlying security, which in turn affects the Fund’s returns both during the term of the sold call options and over longer time frames. The Fund’s participation in an underlying security’s positive price returns and its own returns will depend not only on the underlying security’s price but also on the path the underlying security’s price takes over time, illustrating that certain price trajectories of an underlying security could lead to suboptimal outcomes for the Fund.

Kurv High Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: The Fund faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf.

Kurv High Income ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities or fixed income ETFs, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

Kurv High Income ETF | Foreign (Non-U.S.) Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign (Non-U.S.) Securities Risk: The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Kurv High Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Implied Volatility Risk: When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Kurv High Income ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk: The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Kurv High Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk: The Fund employs a strategy of selling call option contracts, limiting its participation in the value increase of the underlying security during the call period. Should an underlying security’s value increase beyond the sold call options’ strike price, the Fund may not experience the same extent of increase, potentially underperforming the underlying security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the underlying security over the call period.

Kurv High Income ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk: The Fund may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. Government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

Kurv High Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Kurv High Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.